Shareholder Report, Line Graph (Details) - USD ($)		10 Months Ended	12 Months Ended
	Feb. 04, 2025	Nov. 30, 2025	Nov. 30, 2025
C000256047
Account Value [Line Items]
Line Graph and Table Measure Name			PLUS Korea Defense Industry Index ETF
Accumulated Value	$ 10,000	$ 19,456
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Accumulated Value	10,000	12,746
KOSPI Index (KRW)
Account Value [Line Items]
Line Graph and Table Measure Name			KOSPI Index
Accumulated Value	10,000	15,822
Akros K-Defense Industry Index TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Korea Defense Industry Index
Accumulated Value	$ 10,000	$ 19,891